[GRAPHIC] 800.355.4570               [LOGO]FIRST SECURITY BENEFIT LIFE INSURANCE
                                           AND ANNUITY COMPANY OF NEW YORK

May 3, 2010



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj: Variable Annuity Account B - AdvanceDesigns Variable Annuity Prospectus Dated May 1, 2010
         File Nos: 333-11836 and 811-21613

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B - AdvanceDesigns Variable Annuity does not differ from that contained in Post-Effective Amendment No. 6 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 14 to the Investment Company Act of 1940. This Post-Effective Amendment was filed on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

/s/ AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York



       800 Westchester Avenue o Suite 641 N. o Rye Brook, New York 10573